Long-Term Borrowings (Details) - Schedule of Long-Term Borrowings ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Long-Term Borrowings [Abstract]
Long-term borrowing, current			¥ 4,502
Long-term borrowings, non-current			388
Total			¥ 4,890